Summary of Activity in Two Thousand Seven Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share options (common share equivalents)
Beginning Balance	965,928	1,069,045	1,258,082
Options granted during the period	213,907	201,658	173,350
Options exercised during the period	(207,191)	(302,100)	(358,884)
Options forfeited during the period	(29,262)	(2,675)	(3,503)
Ending Balance	943,382	965,928	1,069,045
Options exercisable at period end	350,225
Options vested and expected to vest at period end	912,695
Weighted average exercise price
Beginning Balance	$ 21.87	$ 18.86	$ 16.51
Options granted during the period	$ 38.36	$ 28.21	$ 28.54
Options exercised during the period	$ 17.46	$ 15.45	$ 15.29
Options forfeited during the period	$ 26.63	$ 22.63	$ 18.48
Ending Balance	$ 26.43	$ 21.87	$ 18.86
Options exercisable at period end	$ 18.61
Options vested and expected to vest at period end	$ 26.18
Restricted Share Units
Restricted share units
Beginning Balance	1,011,406	1,178,612	1,265,896
Share units granted during the period	223,492	213,295	191,449
Share units vested during the period	(488,860)	(376,056)	(274,172)
Share units forfeited during the period	(42,135)	(4,445)	(4,561)
Ending Balance	703,903	1,011,406	1,178,612
Share units outstanding and expected to vest at period end	671,477
Weighted average grant date fair value
Beginning Balance	$ 19.13	$ 15.95	$ 13.90
Share units granted during the period	$ 33.84	$ 28.29	$ 25.45
Share units vested during the period	$ 16.16	$ 14.37	$ 13.23
Share units forfeited during the period	$ 19.91	$ 17.58	$ 14.73
Ending Balance	$ 24.57	$ 19.13	$ 15.95
Share units outstanding and expected to vest at period end	$ 23.44